Other Payables - Schedule of Other Payables (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Other payables [Abstract]
Professional fee payable	$ 5,220,515	$ 2,746,599
Salaries and bonuses payable	2,312,157	2,248,023
Brand promotion/advertising fees payable	266,726	161,368
Labor and health insurance payable	281,123	303,092
Sales tax payable	389,459	603,336
Other expense payable	569,104	842,608
Total	$ 9,039,084	$ 6,905,026